DECOMMISSIONING LIABILITIES (Narrative) (Details)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Historical inflation rate	3.80%	3.50%
Bottom of range [Member]
Statement [Line Items]
Discount rate used in current estimate of value in use	7.80%	7.60%
Top of range [Member]
Statement [Line Items]
Discount rate used in current estimate of value in use	8.20%	8.30%